Taxes - Components of deferred tax assets (Details) - USD ($)	Mar. 31, 2019	Sep. 30, 2018
Taxes
Net operating loss carryforwards	$ 151,459	$ 150,620
Valuation allowance	(151,459)	(150,620)
Total	$ 0	$ 0